Secured debentures - Additional Information (Details) - CAD ($) $ in Thousands				12 Months Ended
	Nov. 30, 2024	Aug. 07, 2024	Jul. 31, 2024	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about borrowings [line items]
Proceeds from secured debentures				$ 4,427	$ 8,722
Accretion expense					153
Secured Debentures
Disclosure of detailed information about borrowings [line items]
Coupon rate			12.00%
Maturity period			5 years
Debentures issued	$ 5,000	$ 10,000
Discount rate	10.00%	10.00%
Proceeds from secured debentures	$ 4,449	$ 8,700
Shares issued for issuance cost (in shares)			230,760,000
Issuance cost			$ 800
Interest incurred				1,787	303
Accretion expense				633	153
Amortization related to loan issuance costs				$ 0	$ 0